Redeemable Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2022
Noncontrolling Interest [Abstract]
Summary of Company and transfers to noncontrolling interest:	The following is a summary of net income attributable to the Company and transfers to noncontrolling interest:

For the Period from July 11, 2022 through December 31, 2022
Net loss available to Class A ordinary shareholders	$(14,400)
(Increase)/Decrease in ProKidney Corp. accumulated deficit for impact of subsidiary equity-based compensation	6,150
(Increase)/Decrease in ProKidney Corp. additional paid-in capital for vesting of Restricted Common Units in ProKidney LP	(321)

Change from net loss available to Class A ordinary shareholders and change in ownership interest in ProKidney LP	$(8,571)